Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Property And Equipment, Net

6. PROPERTY AND EQUIPMENT, NET
Property and equipment, net, as of December 31, 2021 and 2022 consisted of the following:

	December 31,
	2021	2022
	US$	US$
Office and other equipment	1,350	1,755
Vehicles	218	263
Logistics, warehouse and other heavy equipment	10,739	13,630

Property and Equipment	12,307	15,648
Less: Accumulated depreciation	(1,232)	(2,595)

Property and Equipment, net	11,075	13,053

The carrying amounts of the Group’s property and equipment, net, acquired under finance
leases as of December 31, 2021 and 2022 were as follows:

	December 31,
	2021	2022
	US$	US$
Logistics, warehouse and other heavy equipment	7,296	10,015

Property and Equipment	7,296	10,015
Less: Accumulated depreciation	(273)	(926)

Property and Equipment, net	7,023	9,089

Depreciation expenses on property and equipment were allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Cost of revenues	188	573	970
General and administrative expenses	39	202	416

Total depreciation expenses	227	775	1,386